Leases - Summary of Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Assets
Operating lease right-of-use assets	$ 4,462	¥ 29,234	¥ 14,951
Liabilities
Operating lease liabilities, current	1,231	8,063	7,969
Operating lease liabilities, non-current	$ 3,052	¥ 19,997	¥ 5,375
Weighted average remaining lease term (years)	3 years 8 months 12 days	3 years 8 months 12 days	1 year 6 months 7 days
Weighted average discount rate	6.47%	6.47%	5.82%